Non-financial assets and liabilities (Details) - Schedule of Inventories	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2024 USD ($)
Schedule of Inventories [Line Items]
Raw materials and stores (Colostrum)	$ 809,030	$ 1,108,256	$ 139,745
Work in progress	683,850	556,295
Finished goods (Travelan and Protectyn)	610,020	394,381
Other inventories	150,993	682
Total inventories	2,253,893	2,059,614
Leave obligations	274,557	239,210
Performance bonus	256,619	52,080
Total employee benefit obligations	531,176	291,290
Current [Member]
Schedule of Inventories [Line Items]
Raw materials and stores (Colostrum)	139,745
Work in progress	683,850	444,905
Finished goods (Travelan and Protectyn)	610,020	394,381
Other inventories	150,993	682
Total inventories	1,584,608	839,968
Leave obligations	265,952	237,328
Performance bonus	256,619	52,080
Total employee benefit obligations	522,571	289,408
Non- Current [Member]
Schedule of Inventories [Line Items]
Raw materials and stores (Colostrum)	669,285	1,108,256
Work in progress		111,390
Finished goods (Travelan and Protectyn)
Other inventories
Total inventories	669,285	1,219,646
Leave obligations	8,605	1,882
Performance bonus
Total employee benefit obligations	$ 8,605	$ 1,882